Company organization and operations: (Details)					9 Months Ended
	Jul. 02, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.)	Jul. 02, 2010 OMVL	Jul. 02, 2011 Emer	Oct. 11, 2011 AFV	Dec. 31, 2011 Minimum l	Dec. 31, 2011 Maximum l
Company organization and operations
Capacity of light fuel engines (in litres)						5.9
Capacity of medium fuel engines (in litres)					5.9	8.9
Capacity of heavy-duty fuel engines (in litres)					11	16
Capacity of high horsepower fuel engines (in litres)					16
Percentage of outstanding shares acquired	51.00%	100.00%	100.00%	100.00%